Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Jan. 31, 2017	Jun. 30, 2016
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	VZ
Entity Registrant Name	VERIZON COMMUNICATIONS INC
Entity Central Index Key	0000732712
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		4,076,731,752
Entity Public Float			$ 227,584,340,225